Premises and Equipment - Rent Commitments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 521
2020	254
2021	120
2022	66
Total	$ 961